Deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income taxes
Schedule of Significant components of the deferred tax balances

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Total gross deferred tax assets	859,816	685,797	609,230	1,002,397
Total gross deferred tax liabilities	(1,121,103)	(756,274)	(495,264)	(531,529)

Offsetting amounts	(635,325)	(396,606)	(329,766)	(388,337)

Net deferred tax assets	224,491	289,191	279,464	614,060
Net deferred tax liabilities	(485,778)	(359,668)	(165,498)	(143,192)

Schedule of movement on gross deferred tax assets and gross deferred tax liabilities

	Asset
	impairment		Tax losses	Accrued
	and allowances	Lease	carry	expenses and
	for credit losses	Liabilities	forwards	others	Total
	RMB	RMB	RMB	RMB	RMB
As of January 1, 2022	140,561	255,197	350,294	113,764	859,816
Credited (charged) to consolidated income statements	(26,339)	26,606	(253,342)	58,831	(194,244)
Currency translation differences	—	—	8,630	11,595	20,225
As of December 31, 2022	114,222	281,803	105,582	184,190	685,797
Credited (charged) to consolidated income statements	82,741	(88,418)	(18,650)	(76,594)	(100,921)
Currency translation differences	946	—	11,832	11,576	24,354
As of December 31, 2023	197,909	193,385	98,764	119,172	609,230
Credited to consolidated income statements	275,339	18,015	86,227	24,566	404,147
Currency translation differences	(2,673)	—	(5,825)	(2,482)	(10,980)
As of December 31, 2024	470,575	211,400	179,166	141,256	1,002,397

	Intangible assets
	arising from business	Right-of-	Contract assets
	combinations	use assets	and others	Total
	RMB	RMB	RMB	RMB
As of January 1, 2022	(659,926)	(258,690)	(202,487)	(1,121,103)
(Credited) charged to consolidated income statements	396,895	(29,696)	(6,779)	360,420
Currency translation differences	—	—	4,409	4,409
As of December 31, 2022	(263,031)	(288,386)	(204,857)	(756,274)
(Credited) charged to consolidated income statements	237,431	90,219	(81,096)	246,554
Currency translation differences	—	—	14,456	14,456
As of December 31, 2023	(25,600)	(198,167)	(271,497)	(495,264)
(Credited) charged to consolidated income statements	22,600	(12,668)	(74,493)	(64,561)
Currency translation differences	—	—	28,296	28,296
As of December 31, 2024	(3,000)	(210,835)	(317,694)	(531,529)